Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [Abstract]
Schedule of due to a related party
		As of December 31,
Name	Related party relationship	2021	2022
		USD	USD
Qiaoling Lu	CEO and controlling shareholder of the Company	$161,020	$4,709
Total due to a related party		$161,020	$4,709